RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Current related party receivables	$ 467		$ 52
Current related party payable	1,636		1,351
Voyage Expenses Paid to Related Parties [Abstract]
Commercial commissions	0	[1]	476	[1]	1,064	[1]
Agency fees	1,917	[2]	2,033	[2]	1,689	[2]
Voyage expenses	1,917		2,509		2,753
Percentage of gross time charters revenues (in hundredths)	2.00%
Common stock ownership percentage (in hundredths)	50.00%
OTS S.A. [Member]
Voyage Expenses Paid to Related Parties [Abstract]
Voyage expenses	$ 1,319		$ 1,940		$ 495
Common stock ownership percentage (in hundredths)	50.00%
Firmapar Corp [Member]
Voyage Expenses Paid to Related Parties [Abstract]
Common stock ownership percentage (in hundredths)	5.55%

[1]	Commercial commissions Pursuant to a commercial agreement signed between UP Offshore (Bahamas) Ltd. (our subsidiary in the Offshore Supply Business) and Firmapar Corp. (formerly Comintra), a former minority shareholder of this, the parties agreed that Firmapar Corp. charges a 2% of the gross time charters revenues from Brazilian charters collected by UP Offshore (Bahamas) Ltd. on a consolidated basis. This agreement began on June 25, 2003 and ended on July 5, 2013, concurrently with the acquisition from Firmapar Corp. of its 5.55% interest in UP Offshore (Bahamas) Ltd.
[2]	Agency fees Pursuant to a commercial and an agency agreement with Ultrapetrol S.A., UABL S.A. and Ravenscroft, Shipping Services Argentina S.A. (formerly I. Shipping Service S.A.) and Navalia S.A. the latters companies under the same control group as Inversiones Los Avellanos S.A., a shareholder, have agreed to perform the duties of port agent for us in Argentina. Since September 3, 2014 Inversiones Los Avellanos S.A. is not further shareholder of the Company.